Accounts payable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts payable
Schedule of accounts payable	Accounts payable consist of the following:

	As of December 31,
	2022	2023

	(RMB in millions)
Vendor payable	126,821	131,421
Shipping charges payable and others	33,786	34,746

Total	160,607	166,167